Leases - Schedule of Operating and Finance Lease Liabilities Recognized (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finance Leases
2025	$ 1,238
2026	1,084
2027	1,131
2028	82
2029	58
Thereafter	31
Total lease payments	3,624
Less: Imputed interest	(772)
Total lease liabilities	2,852
Operating Leases
2025	2,297
2026	2,351
2027	1,578
2028	1,440
2029	1,468
Thereafter	20,595
Total lease payments	29,729
Less: Imputed interest	(12,134)
Total lease liabilities	$ 17,595